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                              UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 2049

                                FORM 13F

                           FORM 13F COVER PAGE

Report for the Calendar year or Quarter Ended:  March 31, 2013
                                                -----------------

Check here if Amendment [ ]; Amendment Number:
                                                -------

    This Amendment (Check only one.):    [ ] is a restatement
                                         [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     MindShare Capital Management, LLC
          ---------------------------------
Address:  7711 Bonhomme Ave., Suite 600
          ---------------------------------
          Saint Louis, MO 63105
          ---------------------------------

13F File Number:  28-12726
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Nicole M. Gilbert
            ------------------------
Title:      Chief Compliance Officer
            ------------------------
Phone:      314-719-3478
            ------------------------

Signature,             Place,            and Date of Signing:

/s/Nicole M. Gilbert   Saint Louis, MO   04/15/2013
--------------------   ---------------   --------------------
    [Signature]         [City, State]       [Date]

Report Type (Check only one.):

[X} 13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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   FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                     none
                                            --------------------------------
Form 13F Information Table Entry Total:                 70
                                            --------------------------------

Form 13F Information Table Value Total:     $       41,971
                                            --------------------------------
                                                     (thousands)
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
                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
8x8 Inc.                       common           282914100      511    74655 SH       Sole                    50330             24325
ASPEN TECHNOLOGY INC COM       common           045327103      574    17770 SH       Sole                    11740              6030
Acadia Healthcare Inc.         common           00404A109      576    19600 SH       Sole                    18140              1460
Adolor Corporation CPR         common           007ESC999        0   158735 SH       Sole                    95090             63645
Akorn Inc.                     common           009728106      944    68270 SH       Sole                    50980             17290
Albany Molecular Research Inc. common           012423109      397    37818 SH       Sole                    25453             12365
Alon USA Energy Inc.           common           020520102      435    22810 SH       Sole                    21020              1790
Amarin Corporation PLC         common           023111206      249    33635 SH       Sole                    22565             11070
American Apparel Inc.          common           023850100      986   454510 SH       Sole                   358860             95650
Arbor Realty Trust Inc.        common           038923108      818   104295 SH       Sole                    83890             20405
BIOSCRIP INC COM               common           09069N108      591    46525 SH       Sole                    31370             15155
BuildersFirstsource Inc.       common           12008R107      810   138145 SH       Sole                   111245             26900
Cadence Design Systems Inc.    common           127387108      428    30690 SH       Sole                    28600              2090
CalAmp Corporation             common           128126109      474    43230 SH       Sole                    30680             12550
Cedar Fair LP                  common           150185106      523    13140 SH       Sole                    12335               805
Christopher & Banks Corporatio common           171046105      462    71800 SH       Sole                    64765              7035
Consumer Portfolio Services, I common           210502100      587    50152 SH       Sole                    45692              4460
Cray, Inc.                     common           225223304      465    20020 SH       Sole                    18040              1980
Cutera, Inc.                   common           232109108      537    41285 SH       Sole                    38410              2875
Cyanotech Corporation          common           232437301       79    17658 SH       Sole                    14898              2760
CyroPort, Inc.                 common           229050208       95   183500 SH       Sole                   113985             69515
Dyax Corporation               common           26746E103     1074   246425 SH       Sole                   207930             38495
Education Realty Trust Inc.    common           28140H104      451    42850 SH       Sole                    39740              3110
Emcore Corporation             common           290846203      798   137035 SH       Sole                   118140             18895
FRANKLIN COVEY CO COM          common           353469109      415    28575 SH       Sole                    19095              9480
Farmer Brothers Company        common           307675108      446    30325 SH       Sole                    20690              9635
Grand Canyon Education, Inc.   common           38526m106      389    15313 SH       Sole                    13998              1315
Headwaters Inc.                common           42210P102      834    76470 SH       Sole                    61155             15315
Huron Consulting Group Inc.    common           447462102      482    11950 SH       Sole                    11210               740
ICAD INC COM                   common           44934S206      505   101275 SH       Sole                    73290             27985
ICG Group, Inc.                common           44928D108      428    34265 SH       Sole                    23315             10950
IDT Corporation                common           448947507      708    58700 SH       Sole                    44250             14450
INTERNAP NETWORKS SVCS CORPCOM common           45885A300      452    48337 SH       Sole                    32877             15460
Ikanos Communications, Inc.    common           45173E105      884   442007 SH       Sole                   334542            107465
Inphi Corporation              common           45772F107      480    45935 SH       Sole                    41710              4225
Joe's Jeans Inc.               common           47777N101      461   271450 SH       Sole                   189415             82035
Lithia Motors Inc.             common           536797103      564    11874 SH       Sole                    11139               735
MEMC Electronic Materials,Inc. common           552715104      707   160720 SH       Sole                   129915             30805
MGIC Investment Corporation    common           552848103      517   104345 SH       Sole                    62695             41650
Market Leader Inc.             common           57056R103      615    68635 SH       Sole                    62855              5780
Mattersight Corporation        common           577097108      242    56346 SH       Sole                    49761              6585
MedAssets Inc.                 common           584045108      806    41895 SH       Sole                    33570              8325
Meru Networks Inc.             common           59047Q103     1088   161230 SH       Sole                   119200             42030
Methode Electronics Inc.       common           591520200      836    64870 SH       Sole                    51580             13290
Mueller Water Products Inc.    common           624758108     1006   169670 SH       Sole                   137195             32475
NeoGenomics, Inc.              common           64049M209      479   121775 SH       Sole                    85280             36495
Novadaq Technologies, Inc.     common           66987G102      515    51935 SH       Sole                    34735             17200
On Assignment, Inc.            common           682159108      545    21550 SH       Sole                    19555              1995
PDF Solutions Inc.             common           693282105     1265    78980 SH       Sole                    61000             17980
PowerSecure International Inc  common           73936N105      526    41410 SH       Sole                    27745             13665
Quidel Corporation             common           74838J101      474    19945 SH       Sole                    13270              6675
Radian Group Inc.              common           750236101      785    73340 SH       Sole                    58080             15260
ReachLocal Inc.                common           75525F104      437    29200 SH       Sole                    27060              2140
Republic Airways Holdings Inc. common           760276105      495    42915 SH       Sole                    39150              3765
SeaChange International Inc.   common           811699107      942    79210 SH       Sole                    63630             15580
ServiceNow, Inc.               common           81762P102      417    11510 SH       Sole                     7685              3825
Spectranetics Corporation      common           84760C107     1059    57149 SH       Sole                    46849             10300
Streamline Health Solutions In common           86323X106      859   133180 SH       Sole                   100240             32940
TearLab Corporation            common           878193101     1219   176625 SH       Sole                   129680             46945
The Bancorp Inc.               common           05969A105      465    33590 SH       Sole                    21215             12375
Transgenomic, Inc.             common           89365K206       75   190735 SH       Sole                   132455             58280
Trinity Biotech plc            common           896438306      853    50550 SH       Sole                    40905              9645
USG Corporation                common           903293405      922    34890 SH       Sole                    28315              6575
Uni-Pixel, Inc.                common           904572203     1185    38660 SH       Sole                    29755              8905
University General Health Syst common           914270103      479   779577 SH       Sole                   516182            263395
Wabash National Corporation    common           929566107      400    39330 SH       Sole                    26875             12455
Winnebago Industries Inc.      common           974637100     1097    53135 SH       Sole                    42905             10230
ZipRealty Inc.                 common           98974V107      385   105474 SH       Sole                    94019             11455
diaDexus Inc.                  common           25245P106       20    33415 SH       Sole                    33415
eGain Communications Corporati common           28225C806      344    39700 SH       Sole                    36015              3685
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